Cashflow Information (Details) - Schedule of Disclosure of Changes in Liabilities Arising from Financing Activities - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cashflow Information (Details) - Schedule of Disclosure of Changes in Liabilities Arising from Financing Activities [Line Items]
Proceeds from borrowings	$ 2,591,780	$ 2,171,830
Proceeds from Valorasoy acquisition		1,295,553
Proceeds from issuance of Convertible Notes	10,940,000
Payment of loans	(2,512,486)	(876,769)
Interest payments	(535,007)	(24,098)
Exchange differences, currency translation differences and other financial results	1,129,815	78,773
Financial debts	14,259,391	2,645,289
Financial debts	2,645,289
Borrowings [Member]
Cashflow Information (Details) - Schedule of Disclosure of Changes in Liabilities Arising from Financing Activities [Line Items]
Proceeds from borrowings	2,591,780	2,171,830
Proceeds from Valorasoy acquisition		1,295,553
Proceeds from issuance of Convertible Notes
Payment of loans	(2,512,486)	(876,769)
Interest payments	(535,007)	(24,098)
Exchange differences, currency translation differences and other financial results	1,129,815	78,773
Financial debts	3,319,391	2,645,289
Financial debts	2,645,289
Convertible Notes [Member]
Cashflow Information (Details) - Schedule of Disclosure of Changes in Liabilities Arising from Financing Activities [Line Items]
Proceeds from borrowings
Proceeds from Valorasoy acquisition
Proceeds from issuance of Convertible Notes	10,940,000
Payment of loans
Interest payments
Exchange differences, currency translation differences and other financial results
Financial debts	10,940,000
Financial debts